UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan          August 11, 1999
------------------------------    ------------------------      ----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 78
                                        -------------------

Form 13F Information Table Value Total: $275,336
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
A T & T Corp                   com         001957109      201     3607  SH      SOLE                   2250              1357
AMR Corp                       com         001765106     4114    60283  SH      SOLE                  16810             43473
Abbott Laboratories            com         002824100     5893   129880  SH      SOLE                  38413             91467
Advanced Tissue Sciences       com         00755F103       68    21000  SH      SOLE                  21000
Albertson's, Inc               com         013104104     3509    68046  SH      SOLE                  20163             47883
Amer Home Products             com         026609107     1369    23863  SH      SOLE                   2805             21058
Amer Int'l Group               com         026874107     6531    55700  SH      SOLE                  14668             41032
Ameritech Corp                 com         030954101     4058    55205  SH      SOLE                  19494             35711
Amgen                          com         031162100     3385    55612  SH      SOLE                  15415             40197
Automatic Data Proc            com         053015103     5896   133989  SH      SOLE                  34851             99138
Bank One Corp                  com         06423A103     8356   140292  SH      SOLE                  32866            107426
Bristol-Myers Squibb           com         110122108     5693    80826  SH      SOLE                  26655             54171
CVS Corp.                      com         126650100      270     5316  SH      SOLE                                     5316
Chase Manhattan                com         16161A108     6335    73236  SH      SOLE                  24276             48960
Cisco Systems Inc              com         17275R102     6528   101310  SH      SOLE                  25750             75560
Citigroup                      com         173034109      206     4331  SH      SOLE                   2456              1875
Coca-Cola                      com         191216100     4331    69849  SH      SOLE                  18915             50934
Comerica                       com         200340107     3042    51187  SH      SOLE                   9562             41625
Compaq Computer                com         204493100     2805   118414  SH      SOLE                  37007             81407
Costco Companies, Inc.         com         22160Q102     2247    28065  SH      SOLE                   8275             19790
Dayton Hudson                  com         239753106     2041    31405  SH      SOLE                  10710             20695
Dell Computers                 com         247025109     3471    93815  SH      SOLE                  29845             63970
Dover Corp                     com         260003108     2475    70716  SH      SOLE                  20201             50515
Dow Chemical                   com         260543103      222     1750  SH      SOLE                    600              1150
EMC Inc.                       com         268648102     2518    45775  SH      SOLE                  15385             30390
Emerson Electric               com         291011104     3054    48522  SH      SOLE                  12548             35974
Exxon Corp                     com         302290101     4856    62964  SH      SOLE                  16657             46307
Fannie Mae                     com         313586109     5055    74071  SH      SOLE                  20716             53355
Ford Motor Co                  com         345370100      447     7926  SH      SOLE                   1276              6650
Franklin Resources             com         354613101     3328    81928  SH      SOLE                  26705             55223
GTE Corp                       com         362320103      232     3072  SH      SOLE                   1100              1972
General Electric               com         369604103    10541    93287  SH      SOLE                  21841             71446
General Motors                 com         370442105      277     4204  SH      SOLE                    979              3225
Gillette Company               com         375766102     3404    83034  SH      SOLE                  23860             59174
HCR Manor Care Inc.            com         404134108     2035    84129  SH      SOLE                  21928             62201
Home Depot                     com         437076102     6011    93280  SH      SOLE                  26755             66525
Illinois Tool Works            com         452308109     3085    37735  SH      SOLE                   8525             29210
Int'l Bus. Machines            com         459200101     7256    56142  SH      SOLE                  16806             39336
Intel Corp                     com         458140100     8346   140267  SH      SOLE                  34940            105327
Interpublic Grp Cos            com         460690100     3428    39570  SH      SOLE                   9635             29935
Johnson & Johnson              com         478160104     5363    54720  SH      SOLE                  18060             36660
Kohl's Corp.                   com         500255104     2567    33390  SH      SOLE                   9085             24305
Lilly (Eli)                    com         532457108      933    13020  SH      SOLE                   6350              6670
Lucent Technologies            com         549463107     4296    63710  SH      SOLE                  16828             46882
MCI WorldCom Inc.              com         55268B106     7541    87626  SH      SOLE                  24228             63398
Marriott International         com         571903202     2318    62022  SH      SOLE                  20155             41867
McDonald's Corp                com         580135101      393     9568  SH      SOLE                   2600              6968
Medtronic Inc                  com         585055106     5068    65085  SH      SOLE                  19015             46070
Merck & Co                     com         589331107     6664    90513  SH      SOLE                  26260             64253
Microsoft                      com         594918104     9432   104583  SH      SOLE                  32671             71912
Minnesota Min'g/Mfg            com         604059105      488     5617  SH      SOLE                   1700              3917
Mobil Corp                     com         607059102     3745    37923  SH      SOLE                   9473             28450
National City Corp             com         635405103      436     6650  SH      SOLE                   3630              3020
New Plan Excel Realty Tr       com         648053106      214    11900  SH      SOLE                   2400              9500
Nisource Inc                   com         65473P105     3263   126410  SH      SOLE                  33715             92695
Oracle Corp                    com         68389X105     3501    94298  SH      SOLE                  20808             73490
Pfizer, Inc                    com         717081103     3988    36591  SH      SOLE                  11213             25378
Procter & Gamble               com         742718109     4174    46762  SH      SOLE                  14070             32692
Professionals Group            com         693367104      202     6000  SH      SOLE                                     6000
Quintiles Transnational        com         748767100     2300    54765  SH      SOLE                  14615             40150
Royal Dutch Petrol             com         780257804     3134    52012  SH      SOLE                  11356             40656
S & P Depository Receipts      com         78462F103     1123     8195  SH      SOLE                   4750              3445
SBC Communications, Inc        com         78387G103     2282    39351  SH      SOLE                   9570             29781
Schering-Plough                com         806605101      286     5450  SH      SOLE                                     5450
Schwab (Chas) Corp             com         808513105    13682   125520  SH      SOLE                  32450             93070
Servicemaster Co.              com         81760N109     2612   139322  SH      SOLE                  39192            100130
Southdown                      com         841297104     4018    62539  SH      SOLE                  17577             44962
Stryker Corp                   com         863667101     1477    24562  SH      SOLE                   3200             21362
Sysco Corp                     com         871829107     3296   110570  SH      SOLE                  32530             78040
Tellabs Inc.                   com         879664100     5229    77390  SH      SOLE                  18396             58994
Time Warner Inc                com         887315109     2723    37500  SH      SOLE                  12350             25150
Tricon Global Restaurant       com         895953107      203     3757  SH      SOLE                    750              3007
Vodafone Group PLC ADR         com         92857T107     4840    24567  SH      SOLE                   7702             16865
Walgreen Co                    com         931422109     4927   167738  SH      SOLE                  51990            115748
Walt Disney Holding Co.        com         254687106     4222   137011  SH      SOLE                  39735             97276
Warner-Lambert                 com         934488107      228     3300  SH      SOLE                   1500              1800
Whole Foods Market             com         966837106     2425    50455  SH      SOLE                  12867             37588
duPont (El) deNemours          com         263534109     4821    70566  SH      SOLE                  20236             50330
REPORT SUMMARY                 78 DATA RECORDS         275336             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED